Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash and cash equivalents	$ 232,667		$ 54,507	$ 174,075		$ 182,455	$ 264,601	$ 287,101
Receivables
Trade, less allowances of $2,546, $2,696 and $2,142	205,722		134,743			118,901
Related parties	434		674			1,236
Other	6,612		6,204			3,796
Inventories	368,350		325,806			283,978
Deferred income taxes	19,749		2
Prepaid expenses and other	11,851		5,523			4,864
Total current assets	845,385		527,457			595,230
Property and equipment, net	261,309		265,924			266,456
Timber deposits	7,267		6,221			8,327
Deferred financing costs	7,279		7,562			4,962
Goodwill	12,170		12,170			12,170
Intangible assets	8,900		8,900			8,900
Deferred income taxes	44,819		0
Other assets	7,486		8,164			6,786
Total assets	1,194,615		836,398			902,831	952,233
Accounts payable
Trade	195,206		140,192			116,758
Related parties	1,957		1,950			1,142
Accrued liabilities
Compensation and benefits	42,039		61,814			32,267
Interest payable	2,745		3,188			3,326
Other	30,875		29,043			24,486
Total current liabilities	272,822		236,187			177,979
Debt
Long-term debt	250,000		275,000			219,560
Other
Compensation and benefits	195,384		206,668			200,248
Other long-term liabilities	14,447		14,336			13,676
Total other liabilities	209,831		221,004			213,924
Redeemable equity	0		6,443			8,749	9,299
Commitments and contingent liabilities
Stockholders' equity
Preferred stock, $0.01 par value per share; 50,000 shares authorized, no shares issued and outstanding	0		0			0
Common stock, $0.01 par value per share; 300,000 shares authorized, 43,229, 29,700, and 29,700 shares issued and outstanding	432		297			297
Additional paid-in capital	494,908		256,927			482,894
Accumulated other comprehensive loss	(118,395)	(119,820)	(121,229)	(116,778)	(118,778)	(120,845)	(40,195)
Retained earnings (accumulated deficit)	85,017		(38,231)			(79,727)
Total stockholders' equity	461,962		97,764			282,619	409,093	359,285
Total liabilities and stockholders' equity	$ 1,194,615		$ 836,398			$ 902,831